UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23633

Capital Group Central Fund Series II

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Brian C. Janssen

Capital Group Central Fund Series II

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Corporate Bond Fund Semi-annual report for the six months ended November 30, 2022

A research-driven
fund seeking total
return with an eye
toward risk

Capital Group Central Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2022 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
	1 year	Lifetime (since 4/23/21)

Class M shares	–15.35%	–8.54%

The fund’s 30-day yield for Class M shares as of November 30, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.02%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Central Corporate Bond Fund for the periods ended November 30, 2022, are shown in the table below, as well as results of the fund’s primary benchmark. This fund is currently not available for public sale.

You can access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

20	Financial statements

22	Notes to financial statements

31	Financial highlights

Results at a glance

For periods ended November 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 4/23/21)

Capital Group Central Corporate Bond Fund (Class M shares)	–3.83%	–14.97%	–8.66%
Bloomberg U.S. Corporate Investment Grade Index*	–3.94	–15.46	–8.57

*	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Capital Group Central Corporate Bond Fund	1

Investment portfolio November 30, 2022	unaudited

Sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury bonds & notes†	8.58%
AAA/Aaa	1.57
AA/Aa	12.74
A/A	35.54
BBB/Baa	35.96
Short-term securities & other assets less liabilities	5.61

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.39%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 84.71%
Financials 24.32%
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD	8,585	$8,305
ACE INA Holdings, Inc. 4.35% 11/3/2045		400	355
AerCap Ireland Capital DAC 2.45% 10/29/2026		45,371	39,916
AerCap Ireland Capital DAC 3.00% 10/29/2028		53,329	45,096
AerCap Ireland Capital DAC 3.30% 1/30/2032		64,600	51,530
AerCap Ireland Capital DAC 3.40% 10/29/2033		9,311	7,226
AerCap Ireland Capital DAC 3.85% 10/29/2041		33,644	24,725
American Express Co. 1.65% 11/4/2026		29,158	25,935
American Express Co. 2.55% 3/4/2027		19,139	17,400
American Express Co. 5.85% 11/5/2027		14,653	15,223
American Express Co. 4.05% 5/3/2029		20,000	19,107
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[1]		6,607	6,271
American International Group, Inc. 2.50% 6/30/2025		26,667	25,200
American International Group, Inc. 4.375% 6/30/2050		16,675	14,453
Aon Corp. 3.90% 2/28/2052		13,176	10,280
Arthur J. Gallagher & Co. 3.50% 5/20/2051		3,452	2,468
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[2]		62,237	63,046
Banco Santander, SA 2.746% 5/28/2025		8,200	7,712
Banco Santander, SA 5.147% 8/18/2025		5,000	4,972
Banco Santander, SA 5.294% 8/18/2027		11,000	10,682
Bank of America Corp. 0.81% 10/24/2024 (USD-SOFR + 0.74% on 10/24/2023)[1]		8,991	8,590
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]		11,162	10,509
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		13,180	12,929
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]		20,970	19,136
Bank of America Corp. 3.194% 7/23/2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]		14,333	12,526
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]		88,826	69,355
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]		17,812	13,815
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[1]		37,969	30,844

Capital Group Central Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	USD	31,692	$25,709
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		68,301	53,568
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[1]		98,529	78,531
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]		42,507	41,067
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[3]		15,571	16,161
Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[3]		11,259	11,866
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		28,365	25,536
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049		8,075	7,243
Berkshire Hathaway, Inc. 3.85% 3/15/2052		5,112	4,183
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]		12,342	12,770
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[1,2]		1,495	1,233
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[1,2]		3,622	3,007
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		14,387	11,373
Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032		20,080	17,900
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		1,901	1,292
Chubb INA Holdings, Inc. 3.05% 12/15/2061		5,077	3,386
Citigroup, Inc. 3.352% 4/24/2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[1]		4,500	4,353
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		10,269	9,583
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[1]		20,541	18,835
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[1]		5,000	4,269
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]		9,275	7,612
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]		19,876	15,918
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]		36,380	31,793
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[1]		22,667	21,599
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]		28,887	30,473
Cooperatieve Rabobank UA 2.625% 7/22/2024[2]		4,450	4,260
Corebridge Financial, Inc. 3.90% 4/5/2032[2]		37,593	33,186
Corebridge Financial, Inc. 4.35% 4/5/2042[2]		5,006	4,110
Corebridge Financial, Inc. 4.40% 4/5/2052[2]		13,246	10,684
Crédit Agricole SA 4.375% 3/17/2025[2]		10,115	9,741
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]		10,105	8,810
Credit Suisse Group AG 3.80% 6/9/2023		12,100	11,587
Credit Suisse Group AG 2.997% 12/14/2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]		5,000	4,950
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]		7,180	5,679
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]		10,964	8,764
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		32,544	24,701
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		24,589	16,774
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]		18,900	19,206
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		15,850	14,517
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		10,725	10,291
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		32,184	28,182
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		21,982	18,372
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]		11,309	9,500
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]		8,456	6,728
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[1]		286	216
Discover Financial Services 6.70% 11/29/2032		2,800	2,851
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		10,700	9,338
GE Capital Funding, LLC 4.55% 5/15/2032		13,073	12,730
Goldman Sachs Group, Inc. 6.334% 11/29/2023[3]		1,465	1,479
Goldman Sachs Group, Inc. 3.50% 4/1/2025		33,751	32,678
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]		10,479	9,179
Goldman Sachs Group, Inc. 2.60% 2/7/2030		6,239	5,229
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]		15,335	11,854
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		23,703	18,742
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		25,425	21,135
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]		20,000	14,184
Groupe BPCE SA 5.15% 7/21/2024[2]		10,000	9,811
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		30,575	26,924
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]		7,820	6,707
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		40,285	30,090
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		8,172	7,878

Capital Group Central Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	USD	6,775	$6,301
HSBC Holdings PLC 1.645% 4/18/2026 (USD-SOFR + 1.538% on 4/18/2025)[1]		10,000	8,989
HSBC Holdings PLC 2.099% 6/4/2026 (USD-SOFR + 1.929% on 6/4/2025)[1]		3,000	2,721
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[1]		2,666	2,286
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]		22,810	19,675
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		42,977	40,782
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]		2,134	1,967
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]		38,466	31,117
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]		31,013	27,143
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]		11,250	8,599
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]		9,075	7,059
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]		11,823	9,022
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[1]		2,041	1,914
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[1]		19,604	17,300
Intercontinental Exchange, Inc. 4.60% 3/15/2033		7,402	7,195
Intercontinental Exchange, Inc. 4.95% 6/15/2052		13,164	12,666
Intercontinental Exchange, Inc. 3.00% 9/15/2060		14,780	9,720
JPMorgan Chase & Co. 3.875% 9/10/2024		10,000	9,832
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]		7,560	7,471
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]		3,450	3,258
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		31,292	28,914
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]		1,610	1,497
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]		14,856	12,954
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		27,809	24,567
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]		19,900	19,498
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]		4,714	3,904
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]		45,298	35,282
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]		22,403	18,182
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]		32,114	25,728
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		9,980	8,237
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]		21,760	20,457
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		35,510	34,268
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]		7,554	5,246
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]		21,013	20,237
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		6,250	5,388
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		7,500	7,402
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		5,758	5,612
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		6,708	5,525
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049		1,748	1,637
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		2,240	1,460
MetLife, Inc. 4.55% 3/23/2030		12,532	12,516
MetLife, Inc. 5.00% 7/15/2052		8,705	8,437
Metropolitan Life Global Funding I 1.95% 1/13/2023[2]		3,000	2,991
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]		3,632	3,286
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]		3,052	2,674
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]		25,721	19,856
Mitsubishi UFJ Financial Group, Inc. 2.801% 7/18/2024		37,500	36,029
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]		27,021	26,316
Morgan Stanley 0.529% 1/25/2024 (USD-SOFR + 0.455% on 1/25/2023)[1]		20,000	19,809
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]		16,250	16,139
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]		18,080	17,258
Morgan Stanley 3.875% 1/27/2026		7,796	7,557
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[1]		59,269	55,156
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[1]		4,530	3,975
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		25,045	22,077
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]		5,460	4,754
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[1]		27,716	26,421
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[1]		7,380	7,648
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		53,662	40,891
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		37,190	28,566
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]		64,119	50,053
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]		28,715	22,859
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]		12,215	11,662

Capital Group Central Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	USD	715	$683
New York Life Global Funding 2.35% 7/14/2026[2]		4,760	4,404
New York Life Global Funding 3.25% 4/7/2027[2]		25,000	23,654
New York Life Global Funding 1.20% 8/7/2030[2]		26,885	20,788
New York Life Insurance Company 3.75% 5/15/2050[2]		1,209	931
Northwestern Mutual Global Funding 0.80% 1/14/2026[2]		30,277	26,874
PNC Financial Services Group, Inc. 3.90% 4/29/2024		3,333	3,290
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]		27,173	28,568
Prudential Financial, Inc. 3.878% 3/27/2028		325	314
Prudential Financial, Inc. 4.35% 2/25/2050		31,775	27,367
Prudential Financial, Inc. 3.70% 3/13/2051		7,435	5,762
Royal Bank of Canada 2.30% 11/3/2031		16,629	13,425
Royal Bank of Scotland PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]		4,375	3,877
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]		10,113	9,117
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]		6,020	6,230
Toronto-Dominion Bank 1.15% 6/12/2025		4,000	3,644
Toronto-Dominion Bank 2.80% 3/10/2027		19,208	17,652
Toronto-Dominion Bank 3.20% 3/10/2032		14,952	12,945
Travelers Companies, Inc. 4.00% 5/30/2047		11,455	9,390
Travelers Companies, Inc. 4.05% 3/7/2048		2,753	2,274
Travelers Companies, Inc. 4.10% 3/4/2049		1,040	861
Travelers Companies, Inc. 2.55% 4/27/2050		1,031	643
U.S. Bancorp 3.70% 1/30/2024		2,500	2,472
U.S. Bancorp 2.40% 7/30/2024		1,000	966
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[1]		56,697	50,758
U.S. Bank NA 2.85% 1/23/2023		25,000	24,947
U.S. Bank NA 3.40% 7/24/2023		12,945	12,823
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]		12,975	11,285
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]		6,500	5,540
Vigorous Champion International, Ltd. 4.25% 5/28/2029		685	568
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]		88,139	83,106
Wells Fargo & Company 2.164% 2/11/2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]		10,000	9,327
Wells Fargo & Company 3.00% 4/22/2026		14,293	13,430
Wells Fargo & Company 3.00% 10/23/2026		3,983	3,722
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]		8,938	8,326
Wells Fargo & Company 3.584% 5/22/2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[1]		217	201
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]		19,297	16,617
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]		9,107	7,630
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]		99,633	85,304
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]		57,625	55,571
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]		2,950	2,776
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		48,786	43,422
Westpac Banking Corp. 2.75% 1/11/2023		20,620	20,587
Westpac Banking Corp. 1.953% 11/20/2028		21,746	18,573
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]		4,150	3,060
			3,179,579

Capital Group Central Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 14.28%
AEP Texas, Inc. 3.45% 5/15/2051	USD	9,168	$6,495
AEP Transmission Co., LLC 3.65% 4/1/2050		1,735	1,326
AEP Transmission Co., LLC 2.75% 8/15/2051		13,691	8,795
Ameren Corp. 2.50% 9/15/2024		9,020	8,599
Ameren Corp. 1.75% 3/15/2028		7,540	6,362
Ameren Corp. 4.50% 3/15/2049		4,475	4,044
American Electric Power Company, Inc. 1.00% 11/1/2025		8,325	7,468
American Transmission Systems, Inc. 2.65% 1/15/2032[2]		20,450	16,731
Atlantic City Electric Co. 2.30% 3/15/2031		2,175	1,790
CenterPoint Energy, Inc. 2.95% 3/1/2030		5,450	4,715
CenterPoint Energy, Inc. 2.65% 6/1/2031		19,147	15,838
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[2]		27,195	25,790
CMS Energy Corp. 3.00% 5/15/2026		11,536	10,755
CMS Energy Corp. 3.45% 8/15/2027		7,906	7,336
Commonwealth Edison Co. 2.95% 8/15/2027		5,000	4,641
Connecticut Light and Power Co. 3.20% 3/15/2027		1,143	1,079
Connecticut Light and Power Co. 2.05% 7/1/2031		23,924	19,420
Consumers Energy Co. 3.80% 11/15/2028		12,103	11,519
Consumers Energy Co. 3.25% 8/15/2046		10,171	7,430
Consumers Energy Co. 3.75% 2/15/2050		5,117	4,072
Consumers Energy Co. 3.10% 8/15/2050		24,180	17,105
Consumers Energy Co. 2.65% 8/15/2052		25,273	16,240
Dominion Resources, Inc. 3.30% 3/15/2025		6,227	5,991
Dominion Resources, Inc. 3.375% 4/1/2030		11,614	10,300
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[1]		13,650	13,199
DTE Electric Co. 2.625% 3/1/2031		1,787	1,529
DTE Electric Co. 3.70% 3/15/2045		657	530
DTE Electric Co. 3.25% 4/1/2051		1,198	877
DTE Energy Company 1.90% 4/1/2028		5,218	4,535
DTE Energy Company 2.25% 3/1/2030		14,510	12,299
Duke Energy Carolinas, LLC 3.95% 11/15/2028		8,017	7,729
Duke Energy Carolinas, LLC 2.45% 8/15/2029		27,049	23,459
Duke Energy Carolinas, LLC 2.55% 4/15/2031		3,362	2,847
Duke Energy Carolinas, LLC 3.70% 12/1/2047		777	605
Duke Energy Carolinas, LLC 3.20% 8/15/2049		1,943	1,397
Duke Energy Corp. 3.95% 10/15/2023		985	975
Duke Energy Corp. 3.75% 4/15/2024		3,487	3,435
Duke Energy Corp. 5.00% 8/15/2052		8,000	7,287
Duke Energy Florida, LLC 3.20% 1/15/2027		10,387	9,869
Duke Energy Florida, LLC 2.50% 12/1/2029		22,001	19,023
Duke Energy Florida, LLC 1.75% 6/15/2030		12,027	9,683
Duke Energy Florida, LLC 3.00% 12/15/2051		527	364
Duke Energy Florida, LLC 5.95% 11/15/2052		5,175	5,704
Duke Energy Progress, LLC 3.45% 3/15/2029		10,000	9,282
Duke Energy Progress, LLC 2.00% 8/15/2031		20,186	16,105
Duke Energy Progress, LLC 2.50% 8/15/2050		7,109	4,384
Duke Energy Progress, LLC 2.90% 8/15/2051		13,825	9,217
Edison International 3.55% 11/15/2024		12,747	12,275
Edison International 4.95% 4/15/2025		2,225	2,198
Edison International 5.75% 6/15/2027		36,324	36,746
Edison International 4.125% 3/15/2028		46,051	42,586
Edison International 6.95% 11/15/2029		15,425	16,177
Emera US Finance, LP 0.833% 6/15/2024		6,250	5,796
Emera US Finance, LP 3.55% 6/15/2026		13,285	12,467
Emera US Finance, LP 2.639% 6/15/2031		27,375	21,635
Enel Finance International SA 7.50% 10/14/2032[2]		11,150	11,995
Enel Finance International SA 7.75% 10/14/2052[2]		6,978	7,697
Entergy Corp. 2.40% 10/1/2026		3,852	3,510
Entergy Corp. 3.12% 9/1/2027		5,975	5,548
Entergy Corp. 2.80% 6/15/2030		4,997	4,225
Entergy Corp. 1.60% 12/15/2030		5,600	4,347
Entergy Corp. 2.40% 6/15/2031		32,675	26,056
Entergy Corp. 3.75% 6/15/2050		1,675	1,264
Entergy Louisiana, LLC 2.35% 6/15/2032		5,586	4,493
Entergy Louisiana, LLC 4.20% 9/1/2048		1,300	1,089
Entergy Louisiana, LLC 2.90% 3/15/2051		746	493
Entergy Louisiana, LLC 4.75% 9/15/2052		3,450	3,123

Capital Group Central Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Entergy Texas, Inc. 1.75% 3/15/2031	USD	13,065	$10,227
FirstEnergy Corp. 3.50% 4/1/2028[2]		7,637	7,006
FirstEnergy Corp. 4.10% 5/15/2028[2]		25,775	24,340
FirstEnergy Corp. 2.65% 3/1/2030		7,621	6,314
FirstEnergy Corp. 3.40% 3/1/2050		9,265	6,187
FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]		1,574	1,536
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]		20,000	17,477
Florida Power & Light Company 2.45% 2/3/2032		19,169	16,113
Florida Power & Light Company 2.875% 12/4/2051		52,423	36,686
Gulf Power Co. 3.30% 5/30/2027		8,557	8,069
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]		2,872	2,778
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]		29,125	23,729
MidAmerican Energy Holdings Co. 3.75% 11/15/2023		10,000	9,875
MidAmerican Energy Holdings Co. 3.10% 5/1/2027		21,335	20,149
MidAmerican Energy Holdings Co. 3.65% 4/15/2029		2,300	2,171
MidAmerican Energy Holdings Co. 3.65% 8/1/2048		1,931	1,526
MidAmerican Energy Holdings Co. 2.70% 8/1/2052		1,641	1,076
Mississippi Power Co. 3.95% 3/30/2028		2,814	2,646
National Grid PLC 3.15% 8/1/2027[2]		275	249
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027		2,500	2,327
Northeast Utilities 3.15% 1/15/2025		4,265	4,100
Northern States Power Co. 2.90% 3/1/2050		928	648
Northern States Power Co. 2.60% 6/1/2051		33,602	21,805
Northern States Power Co. 4.50% 6/1/2052		5,069	4,682
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025		20,500	18,231
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032[2]		222	213
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[2]		5,970	5,889
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		6,798	4,494
Pacific Gas and Electric Co. 3.25% 6/15/2023		1,700	1,678
Pacific Gas and Electric Co. 1.70% 11/15/2023		2,546	2,442
Pacific Gas and Electric Co. 3.85% 11/15/2023		2,327	2,279
Pacific Gas and Electric Co. 3.40% 8/15/2024		8,018	7,663
Pacific Gas and Electric Co. 3.50% 6/15/2025		4,275	4,041
Pacific Gas and Electric Co. 3.15% 1/1/2026		12,154	11,268
Pacific Gas and Electric Co. 2.95% 3/1/2026		35,806	32,781
Pacific Gas and Electric Co. 3.30% 3/15/2027		14,841	13,128
Pacific Gas and Electric Co. 2.10% 8/1/2027		38,294	32,607
Pacific Gas and Electric Co. 3.30% 12/1/2027		17,168	15,127
Pacific Gas and Electric Co. 3.75% 7/1/2028		6,626	5,847
Pacific Gas and Electric Co. 4.65% 8/1/2028		18,130	16,526
Pacific Gas and Electric Co. 4.55% 7/1/2030		68,962	62,987
Pacific Gas and Electric Co. 2.50% 2/1/2031		153,697	120,693
Pacific Gas and Electric Co. 3.25% 6/1/2031		9,623	7,927
Pacific Gas and Electric Co. 3.30% 8/1/2040		21,055	14,715
Pacific Gas and Electric Co. 4.20% 6/1/2041		13,143	9,996
Pacific Gas and Electric Co. 3.75% 8/15/2042		65	45
Pacific Gas and Electric Co. 3.50% 8/1/2050		33,746	21,938
PacifiCorp 3.30% 3/15/2051		1,850	1,339
PacifiCorp, First Mortgage Bonds, 4.125% 1/15/2049		10,910	9,080
PECO Energy Co. 2.80% 6/15/2050		975	651
PECO Energy Co. 2.85% 9/15/2051		1,501	1,006
Pennsylvania Electric Co. 3.25% 3/15/2028[2]		3,000	2,719
Progress Energy, Inc. 7.00% 10/30/2031		6,700	7,355
Public Service Company of Colorado 3.70% 6/15/2028		1,607	1,525
Public Service Company of Colorado 1.875% 6/15/2031		10,120	8,120
Public Service Company of Colorado 2.70% 1/15/2051		4,512	2,961
Public Service Electric and Gas Co. 3.05% 11/15/2024		10,065	9,707
Public Service Electric and Gas Co. 0.95% 3/15/2026		12,660	11,282
Public Service Electric and Gas Co. 3.70% 5/1/2028		3,000	2,861
Public Service Electric and Gas Co. 3.65% 9/1/2028		5,838	5,520
Public Service Electric and Gas Co. 3.20% 5/15/2029		11,717	10,742
Public Service Electric and Gas Co. 2.45% 1/15/2030		4,178	3,609
Public Service Electric and Gas Co. 1.90% 8/15/2031		8,768	7,079
Public Service Electric and Gas Co. 3.10% 3/15/2032		20,526	18,179
Public Service Electric and Gas Co. 3.85% 5/1/2049		6,758	5,437
Public Service Electric and Gas Co. 2.05% 8/1/2050		36,878	20,933
Public Service Electric and Gas Co. 3.00% 3/1/2051		1,181	817

Capital Group Central Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Enterprise Group, Inc. 2.45% 11/15/2031	USD	16,816	$13,566
Public Service Enterprise Group, Inc. 3.20% 8/1/2049		367	265
Puget Energy, Inc. 3.65% 5/15/2025		8,500	8,099
San Diego Gas & Electric Co. 1.70% 10/1/2030		12,634	10,141
San Diego Gas & Electric Co. 2.95% 8/15/2051		4,025	2,811
Southern California Edison Co. 1.10% 4/1/2024		3,535	3,354
Southern California Edison Co. 0.975% 8/1/2024		24,760	23,168
Southern California Edison Co. 4.70% 6/1/2027		29,404	29,046
Southern California Edison Co. 3.65% 3/1/2028		18,872	17,656
Southern California Edison Co. 4.20% 3/1/2029		14,119	13,438
Southern California Edison Co. 2.85% 8/1/2029		53,601	46,955
Southern California Edison Co. 2.25% 6/1/2030		10,995	9,163
Southern California Edison Co. 2.50% 6/1/2031		13,365	11,031
Southern California Edison Co. 5.95% 11/1/2032		8,075	8,560
Southern California Edison Co. 5.75% 4/1/2035		8,218	8,286
Southern California Edison Co. 4.00% 4/1/2047		23,826	18,766
Southern California Edison Co. 4.125% 3/1/2048		1,217	976
Southern California Edison Co. 3.65% 2/1/2050		2,683	2,010
Southern California Edison Co. 2.95% 2/1/2051		2,421	1,597
Southern California Edison Co., Series C, 3.60% 2/1/2045		7,989	5,836
Southwestern Electric Power Co. 3.25% 11/1/2051		17,427	11,740
Union Electric Co. 2.15% 3/15/2032		26,450	21,077
Union Electric Co. 2.625% 3/15/2051		1,867	1,183
Union Electric Co. 3.90% 4/1/2052		8,134	6,661
Virginia Electric and Power Co. 3.10% 5/15/2025		8,333	8,011
Virginia Electric and Power Co. 3.15% 1/15/2026		3,393	3,231
Virginia Electric and Power Co. 2.95% 11/15/2026		4,000	3,736
Virginia Electric and Power Co. 2.875% 7/15/2029		10,629	9,460
Virginia Electric and Power Co. 2.30% 11/15/2031		6,809	5,568
Virginia Electric and Power Co. 2.40% 3/30/2032		23,254	19,038
Virginia Electric and Power Co. 2.45% 12/15/2050		12,284	7,471
WEC Energy Group, Inc. 5.15% 10/1/2027		10,700	10,857
Wisconsin Electric Power Co. 2.85% 12/1/2051		10,375	6,902
Wisconsin Power and Light Co. 1.95% 9/16/2031		5,900	4,720
Wisconsin Power and Light Co. 3.95% 9/1/2032		8,510	7,879
Wisconsin Power and Light Co. 3.65% 4/1/2050		800	605
Xcel Energy, Inc. 3.35% 12/1/2026		6,211	5,891
Xcel Energy, Inc. 1.75% 3/15/2027		14,675	12,972
Xcel Energy, Inc. 2.60% 12/1/2029		49,050	41,957
Xcel Energy, Inc. 3.40% 6/1/2030		20,751	18,552
Xcel Energy, Inc. 2.35% 11/15/2031		28,700	23,128
Xcel Energy, Inc. 4.60% 6/1/2032		6,545	6,302
Xcel Energy, Inc. 3.50% 12/1/2049		10,641	7,890
			1,866,603

Health care 8.53%
AbbVie, Inc. 2.60% 11/21/2024		16,000	15,332
AbbVie, Inc. 3.80% 3/15/2025		5,573	5,456
AbbVie, Inc. 3.60% 5/14/2025		7,960	7,747
AbbVie, Inc. 2.95% 11/21/2026		30,984	29,027
AbbVie, Inc. 3.20% 11/21/2029		38,416	35,111
AbbVie, Inc. 4.75% 3/15/2045		2,404	2,240
AbbVie, Inc. 4.25% 11/21/2049		2,100	1,809
Aetna, Inc. 2.80% 6/15/2023		1,095	1,082
AmerisourceBergen Corp. 0.737% 3/15/2023		8,014	7,917
AmerisourceBergen Corp. 2.70% 3/15/2031		49,102	40,695
Amgen, Inc. 2.20% 2/21/2027		4,014	3,651
Amgen, Inc. 3.00% 2/22/2029		3,843	3,479
Amgen, Inc. 4.05% 8/18/2029		25,891	24,701
Amgen, Inc. 2.45% 2/21/2030		6,250	5,341
Amgen, Inc. 2.30% 2/25/2031		6,250	5,198
Amgen, Inc. 2.00% 1/15/2032		12,963	10,324
Amgen, Inc. 4.20% 3/1/2033		43,000	40,686
Amgen, Inc. 3.15% 2/21/2040		3,515	2,708
Amgen, Inc. 3.375% 2/21/2050		9,900	7,234
Amgen, Inc. 3.00% 1/15/2052		325	217
Amgen, Inc. 4.20% 2/22/2052		2,715	2,231

Capital Group Central Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 4.875% 3/1/2053	USD	19,000	$17,377
Amgen, Inc. 4.40% 2/22/2062		7,664	6,300
Anthem, Inc. 2.95% 12/1/2022		12,000	12,000
Anthem, Inc. 4.10% 5/15/2032		8,581	8,093
Anthem, Inc. 4.55% 5/15/2052		7,712	6,876
AstraZeneca Finance, LLC 1.75% 5/28/2028		15,133	13,168
AstraZeneca Finance, LLC 2.25% 5/28/2031		5,544	4,660
AstraZeneca PLC 3.375% 11/16/2025		2,125	2,060
AstraZeneca PLC 0.70% 4/8/2026		33,069	29,288
AstraZeneca PLC 4.00% 1/17/2029		19,681	19,135
AstraZeneca PLC 1.375% 8/6/2030		20,505	16,421
AstraZeneca PLC 2.125% 8/6/2050		3,568	2,166
AstraZeneca PLC 3.00% 5/28/2051		1,432	1,027
Baxter International, Inc. 2.272% 12/1/2028		3,975	3,437
Baxter International, Inc. 2.539% 2/1/2032		16,660	13,455
Baxter International, Inc. 3.132% 12/1/2051		5,263	3,534
Bayer US Finance II, LLC 4.375% 12/15/2028[2]		19,376	18,411
Becton, Dickinson and Company 3.363% 6/6/2024		5,211	5,092
Becton, Dickinson and Company 3.734% 12/15/2024		412	402
Becton, Dickinson and Company 4.298% 8/22/2032		4,000	3,813
Boston Scientific Corp. 3.45% 3/1/2024		4,952	4,865
Boston Scientific Corp. 1.90% 6/1/2025		12,361	11,544
Boston Scientific Corp. 2.65% 6/1/2030		14,202	12,271
Boston Scientific Corp. 4.70% 3/1/2049		170	155
Bristol-Myers Squibb Company 3.875% 8/15/2025		619	604
Bristol-Myers Squibb Company 3.20% 6/15/2026		5,546	5,332
Bristol-Myers Squibb Company 3.40% 7/26/2029		3,314	3,106
Bristol-Myers Squibb Company 1.45% 11/13/2030		5,966	4,766
Centene Corp. 4.25% 12/15/2027		9,190	8,641
Centene Corp. 2.45% 7/15/2028		53,045	44,663
Centene Corp. 4.625% 12/15/2029		19,560	18,213
Centene Corp. 3.375% 2/15/2030		2,687	2,292
Centene Corp. 3.00% 10/15/2030		22,250	18,385
Centene Corp. 2.50% 3/1/2031		23,930	18,943
Centene Corp. 2.625% 8/1/2031		13,005	10,240
CVS Health Corp. 1.30% 8/21/2027		10,000	8,580
CVS Health Corp. 3.25% 8/15/2029		4,775	4,318
CVS Health Corp. 1.75% 8/21/2030		7,924	6,319
CVS Health Corp. 1.875% 2/28/2031		9,225	7,357
Eli Lilly and Company 3.375% 3/15/2029		7,917	7,527
EMD Finance, LLC 3.25% 3/19/2025[2]		18,845	18,139
GE Healthcare Holding, LLC 5.857% 3/15/2030[2]		9,630	9,990
GE Healthcare Holding, LLC 5.905% 11/22/2032[2]		32,620	34,285
GE Healthcare Holding, LLC 6.377% 11/22/2052[2]		11,425	12,731
Gilead Sciences, Inc. 2.80% 10/1/2050		1,885	1,251
HCA, Inc. 4.125% 6/15/2029		2,250	2,059
HCA, Inc. 2.375% 7/15/2031		8,178	6,394
HCA, Inc. 3.625% 3/15/2032[2]		6,778	5,800
HCA, Inc. 4.625% 3/15/2052[2]		15,153	12,239
Humana, Inc. 3.70% 3/23/2029		7,336	6,761
Johnson & Johnson 2.25% 9/1/2050		1,450	945
Kaiser Foundation Hospitals 2.81% 6/1/2041		10,220	7,544
Merck & Co., Inc. 2.90% 3/7/2024		9,066	8,889
Merck & Co., Inc. 1.70% 6/10/2027		20,527	18,392
Merck & Co., Inc. 1.45% 6/24/2030		4,493	3,629
Merck & Co., Inc. 4.00% 3/7/2049		3,170	2,781
Novartis Capital Corp. 1.75% 2/14/2025		1,459	1,382
Novartis Capital Corp. 2.00% 2/14/2027		5,000	4,578
Novartis Capital Corp. 2.20% 8/14/2030		14,257	12,257
Partners HealthCare System, Inc. 3.192% 7/1/2049		1,920	1,382
Pfizer, Inc. 3.20% 9/15/2023		25,389	25,098
Pfizer, Inc. 2.95% 3/15/2024		7,112	6,985
Pfizer, Inc. 3.45% 3/15/2029		23,241	22,062
Pfizer, Inc. 1.70% 5/28/2030		20,321	16,841
Roche Holdings, Inc. 1.93% 12/13/2028[2]		31,146	26,940
Roche Holdings, Inc. 2.076% 12/13/2031[2]		26,600	21,990
Shire PLC 3.20% 9/23/2026		12,937	12,196

Capital Group Central Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Summa Health 3.511% 11/15/2051	USD	2,320	$1,594
Takeda Pharmaceutical Company, Ltd. 5.00% 11/26/2028		5,780	5,789
Thermo Fisher Scientific, Inc. 2.00% 10/15/2031		2,372	1,950
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		18,045	18,504
Thermo Fisher Scientific, Inc. 2.80% 10/15/2041		4,325	3,265
UnitedHealth Group, Inc. 2.375% 8/15/2024		625	602
UnitedHealth Group, Inc. 3.75% 7/15/2025		4,090	4,019
UnitedHealth Group, Inc. 3.70% 12/15/2025		2,180	2,126
UnitedHealth Group, Inc. 1.25% 1/15/2026		12,524	11,349
UnitedHealth Group, Inc. 3.875% 12/15/2028		2,500	2,405
UnitedHealth Group, Inc. 2.875% 8/15/2029		1,915	1,726
UnitedHealth Group, Inc. 2.00% 5/15/2030		30,060	25,061
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,952	3,811
UnitedHealth Group, Inc. 5.35% 2/15/2033		6,383	6,651
UnitedHealth Group, Inc. 3.05% 5/15/2041		16,450	12,620
UnitedHealth Group, Inc. 4.45% 12/15/2048		13,315	11,983
UnitedHealth Group, Inc. 3.70% 8/15/2049		2,760	2,205
UnitedHealth Group, Inc. 3.25% 5/15/2051		7,753	5,701
UnitedHealth Group, Inc. 4.75% 5/15/2052		20,281	19,221
UnitedHealth Group, Inc. 4.95% 5/15/2062		16,927	16,294
Zoetis, Inc. 5.60% 11/16/2032		16,350	17,150
			1,114,588

Communication services 8.51%
Alphabet, Inc. 1.10% 8/15/2030		10,790	8,596
Alphabet, Inc. 2.05% 8/15/2050		13,105	8,259
Alphabet, Inc. 2.25% 8/15/2060		2,455	1,490
AT&T, Inc. 2.30% 6/1/2027		14,834	13,362
AT&T, Inc. 1.65% 2/1/2028		30,775	26,443
AT&T, Inc. 4.35% 3/1/2029		17,514	16,822
AT&T, Inc. 4.30% 2/15/2030		21,111	20,081
AT&T, Inc. 2.75% 6/1/2031		74,982	63,125
AT&T, Inc. 2.25% 2/1/2032		26,870	21,317
AT&T, Inc. 2.55% 12/1/2033		36,819	28,960
AT&T, Inc. 3.50% 9/15/2053		109,517	77,498
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024		2,500	2,472
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2/15/2028		1,400	1,278
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.20% 3/15/2028		3,945	3,672
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 3/30/2029		1,150	1,095
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031		40,170	31,826
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033		8,000	7,020
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053		35,433	28,527
Charter Communications Operating, LLC 4.908% 7/23/2025		7,500	7,386
Charter Communications Operating, LLC 2.30% 2/1/2032		14,140	10,613
Charter Communications Operating, LLC 5.125% 7/1/2049		570	452
Charter Communications Operating, LLC 4.80% 3/1/2050		800	601
Charter Communications Operating, LLC 3.70% 4/1/2051		56,466	36,144
Charter Communications Operating, LLC 3.90% 6/1/2052		8,780	5,842
Comcast Corp. 3.95% 10/15/2025		4,175	4,107
Comcast Corp. 3.15% 3/1/2026		5,607	5,368
Comcast Corp. 2.35% 1/15/2027		3,220	2,955
Comcast Corp. 3.30% 4/1/2027		7,500	7,125
Comcast Corp. 3.15% 2/15/2028		7,500	6,989
Comcast Corp. 2.65% 2/1/2030		10,228	8,943
Comcast Corp. 3.40% 4/1/2030		2,705	2,476
Comcast Corp. 1.95% 1/15/2031		1,094	893
Comcast Corp. 2.80% 1/15/2051		14,860	9,731
Comcast Corp. 2.887% 11/1/2051		2,000	1,337
Comcast Corp. 2.45% 8/15/2052		22,718	13,826
Discovery Communications, Inc. 3.625% 5/15/2030		7,820	6,595
Discovery Communications, Inc. 4.65% 5/15/2050		2,558	1,853
Netflix, Inc. 4.875% 4/15/2028		57,715	56,142
Netflix, Inc. 5.875% 11/15/2028		62,737	63,534
Netflix, Inc. 6.375% 5/15/2029		25,397	26,234
Netflix, Inc. 5.375% 11/15/2029[2]		21,469	21,104
Netflix, Inc. 4.875% 6/15/2030[2]		30,302	28,664
Tencent Holdings, Ltd. 3.68% 4/22/2041		795	581

Capital Group Central Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Tencent Holdings, Ltd. 3.24% 6/3/2050	USD	753	$470
T-Mobile US, Inc. 3.50% 4/15/2025		12,285	11,900
T-Mobile US, Inc. 1.50% 2/15/2026		17,750	15,911
T-Mobile US, Inc. 3.75% 4/15/2027		10,000	9,479
T-Mobile US, Inc. 2.05% 2/15/2028		9,185	7,936
T-Mobile US, Inc. 3.875% 4/15/2030		14,841	13,645
T-Mobile US, Inc. 2.55% 2/15/2031		7,659	6,358
T-Mobile US, Inc. 2.875% 2/15/2031		742	621
T-Mobile US, Inc. 2.70% 3/15/2032		4,630	3,804
T-Mobile US, Inc. 3.00% 2/15/2041		12,986	9,460
T-Mobile US, Inc. 3.30% 2/15/2051		15,785	10,982
T-Mobile US, Inc. 3.40% 10/15/2052		28,808	20,166
Verizon Communications, Inc. 4.125% 3/16/2027		6,980	6,851
Verizon Communications, Inc. 3.00% 3/22/2027		12,377	11,615
Verizon Communications, Inc. 4.329% 9/21/2028		7,846	7,635
Verizon Communications, Inc. 3.875% 2/8/2029		4,464	4,226
Verizon Communications, Inc. 4.016% 12/3/2029		11,676	11,029
Verizon Communications, Inc. 1.68% 10/30/2030		7,199	5,658
Verizon Communications, Inc. 1.75% 1/20/2031		57,014	44,721
Verizon Communications, Inc. 2.55% 3/21/2031		27,991	23,367
Verizon Communications, Inc. 2.355% 3/15/2032		3,355	2,696
Verizon Communications, Inc. 2.65% 11/20/2040		67,456	46,772
Verizon Communications, Inc. 3.40% 3/22/2041		39,178	30,122
Verizon Communications, Inc. 2.875% 11/20/2050		36,157	23,325
Verizon Communications, Inc. 3.55% 3/22/2051		1,737	1,288
Vodafone Group PLC 4.125% 5/30/2025		2,500	2,470
Vodafone Group PLC 5.25% 5/30/2048		3,750	3,373
Vodafone Group PLC 4.25% 9/17/2050		1,900	1,503
Walt Disney Company 1.75% 1/13/2026		1,950	1,794
Walt Disney Company 3.60% 1/13/2051		7,008	5,527
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]		20,865	17,736
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]		21,998	17,636
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]		43,420	33,694
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[2]		10,524	8,158
			1,113,266

Consumer staples 7.02%
7-Eleven, Inc. 0.80% 2/10/2024[2]		8,660	8,219
7-Eleven, Inc. 0.95% 2/10/2026[2]		18,497	16,240
7-Eleven, Inc. 1.30% 2/10/2028[2]		33,432	28,001
7-Eleven, Inc. 1.80% 2/10/2031[2]		62,678	48,463
7-Eleven, Inc. 2.80% 2/10/2051[2]		17,924	11,222
Altria Group, Inc. 2.35% 5/6/2025		3,666	3,442
Altria Group, Inc. 4.40% 2/14/2026		8,148	8,014
Altria Group, Inc. 2.625% 9/16/2026		1,375	1,264
Altria Group, Inc. 3.40% 5/6/2030		4,775	4,109
Altria Group, Inc. 2.45% 2/4/2032		12,000	9,114
Altria Group, Inc. 5.80% 2/14/2039		14,635	13,586
Altria Group, Inc. 4.50% 5/2/2043		5,466	4,135
Altria Group, Inc. 3.875% 9/16/2046		6,139	4,193
Altria Group, Inc. 5.95% 2/14/2049		2,522	2,244
Altria Group, Inc. 4.45% 5/6/2050		6,489	4,654
Altria Group, Inc. 3.70% 2/4/2051		39,547	25,691
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		12,500	11,714
Anheuser-Busch InBev NV 4.00% 4/13/2028		66,527	64,454
Anheuser-Busch InBev NV 4.75% 1/23/2029		25,627	25,637
Anheuser-Busch InBev NV 3.50% 6/1/2030		15,000	13,870
Anheuser-Busch InBev NV 5.45% 1/23/2039		7,344	7,519
Anheuser-Busch InBev NV 4.35% 6/1/2040		15,000	13,580
Anheuser-Busch InBev NV 4.439% 10/6/2048		660	581
Anheuser-Busch InBev NV 5.55% 1/23/2049		10,326	10,592
Anheuser-Busch InBev NV 4.50% 6/1/2050		2,560	2,320
British American Tobacco International Finance PLC 3.95% 6/15/2025[2]		16,500	15,912
British American Tobacco PLC 3.222% 8/15/2024		22,000	21,226
British American Tobacco PLC 2.789% 9/6/2024		4,000	3,826
British American Tobacco PLC 3.215% 9/6/2026		21,850	20,294
British American Tobacco PLC 4.70% 4/2/2027		6,420	6,197

Capital Group Central Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 3.557% 8/15/2027	USD	51,004	$46,561
British American Tobacco PLC 2.259% 3/25/2028		21,130	17,726
British American Tobacco PLC 3.462% 9/6/2029		2,000	1,712
British American Tobacco PLC 4.906% 4/2/2030		2,500	2,312
British American Tobacco PLC 2.726% 3/25/2031		29,000	22,863
British American Tobacco PLC 4.39% 8/15/2037		7,961	6,279
British American Tobacco PLC 3.734% 9/25/2040		5,935	4,190
British American Tobacco PLC 4.54% 8/15/2047		8,798	6,394
British American Tobacco PLC 4.758% 9/6/2049		8,359	6,214
British American Tobacco PLC 3.984% 9/25/2050		10,958	7,424
British American Tobacco PLC 5.65% 3/16/2052		9,168	7,684
Conagra Brands, Inc. 4.30% 5/1/2024		5,000	4,941
Conagra Brands, Inc. 4.60% 11/1/2025		6,790	6,727
Conagra Brands, Inc. 1.375% 11/1/2027		5,165	4,301
Conagra Brands, Inc. 5.30% 11/1/2038		73	70
Conagra Brands, Inc. 5.40% 11/1/2048		10,315	9,785
Constellation Brands, Inc. 3.60% 2/15/2028		5,313	4,968
Constellation Brands, Inc. 2.875% 5/1/2030		3,082	2,656
Constellation Brands, Inc. 2.25% 8/1/2031		24,098	19,303
Constellation Brands, Inc. 4.75% 5/9/2032		24,906	24,121
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		3,581	3,583
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,894	2,552
Keurig Dr Pepper, Inc. 3.80% 5/1/2050		3,185	2,440
Nestlé Holdings, Inc. 1.875% 9/14/2031[2]		20,000	16,297
Nestlé Holdings, Inc. 2.625% 9/14/2051[2]		12,000	8,119
PepsiCo, Inc. 1.625% 5/1/2030		10,255	8,485
PepsiCo, Inc. 1.40% 2/25/2031		14,189	11,375
PepsiCo, Inc. 1.95% 10/21/2031		63,521	52,244
PepsiCo, Inc. 2.625% 10/21/2041		8,214	6,240
Philip Morris International, Inc. 1.125% 5/1/2023		10,000	9,846
Philip Morris International, Inc. 2.875% 5/1/2024		15,827	15,362
Philip Morris International, Inc. 1.50% 5/1/2025		1,004	930
Philip Morris International, Inc. 3.375% 8/11/2025		27,395	26,319
Philip Morris International, Inc. 3.375% 8/15/2029		7,006	6,298
Philip Morris International, Inc. 5.625% 11/17/2029		7,835	7,974
Philip Morris International, Inc. 2.10% 5/1/2030		9,300	7,536
Philip Morris International, Inc. 1.75% 11/1/2030		20,239	15,866
Philip Morris International, Inc. 5.75% 11/17/2032		39,455	40,660
Philip Morris International, Inc. 3.875% 8/21/2042		5,950	4,485
Philip Morris International, Inc. 4.125% 3/4/2043		1,639	1,282
Philip Morris International, Inc. 4.25% 11/10/2044		1,532	1,214
Reynolds American, Inc. 4.45% 6/12/2025		20,220	19,870
Reynolds American, Inc. 5.70% 8/15/2035		1,555	1,438
Reynolds American, Inc. 5.85% 8/15/2045		27,544	24,118
Wal-Mart Stores, Inc. 4.15% 9/9/2032		4,900	4,850
Wal-Mart Stores, Inc. 4.50% 9/9/2052		2,460	2,402
			918,329

Industrials 6.53%
Boeing Company 2.80% 3/1/2024		2,999	2,911
Boeing Company 2.75% 2/1/2026		78,514	72,711
Boeing Company 2.196% 2/4/2026		25,000	22,736
Boeing Company 3.10% 5/1/2026		7,750	7,229
Boeing Company 3.25% 2/1/2028		55,094	50,207
Boeing Company 5.15% 5/1/2030		55,998	54,705
Boeing Company 3.625% 2/1/2031		31,942	28,180
Boeing Company 3.60% 5/1/2034		34,795	28,072
Boeing Company 3.90% 5/1/2049		4,696	3,338
Boeing Company 3.75% 2/1/2050		1,111	781
Boeing Company 5.805% 5/1/2050		27,676	26,156
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		9,535	6,833
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		4,780	3,586
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		1,470	1,024
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026		12,099	10,818
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		28,316	23,625
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041		23,405	17,654
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		28,847	20,336

Capital Group Central Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Carrier Global Corp. 2.242% 2/15/2025	USD	2,097	$1,979
Carrier Global Corp. 2.493% 2/15/2027		851	773
Carrier Global Corp. 2.722% 2/15/2030		7,904	6,751
Carrier Global Corp. 3.377% 4/5/2040		3,750	2,924
Carrier Global Corp. 3.577% 4/5/2050		5,814	4,273
CSX Corp. 3.80% 3/1/2028		28,360	27,266
CSX Corp. 4.25% 3/15/2029		12,943	12,514
CSX Corp. 2.40% 2/15/2030		5,892	5,043
CSX Corp. 4.30% 3/1/2048		14,250	12,444
CSX Corp. 4.50% 3/15/2049		6,729	5,981
CSX Corp. 3.35% 9/15/2049		873	646
CSX Corp. 2.50% 5/15/2051		15,870	9,936
CSX Corp. 4.50% 11/15/2052		9,231	8,276
Eaton Corp. 4.15% 3/15/2033		4,728	4,469
Eaton Corp. 4.70% 8/23/2052		7,927	7,382
Emerson Electric Co. 1.80% 10/15/2027		14,050	12,418
Emerson Electric Co. 1.95% 10/15/2030		5,950	4,885
General Dynamics Corp. 2.25% 6/1/2031		2,007	1,709
General Electric Capital Corp. 4.418% 11/15/2035		3,550	3,357
Honeywell International, Inc. 2.70% 8/15/2029		20,001	17,934
Honeywell International, Inc. 1.95% 6/1/2030		2,000	1,674
Lockheed Martin Corp. 4.95% 10/15/2025		11,679	11,823
Lockheed Martin Corp. 5.10% 11/15/2027		8,299	8,541
Lockheed Martin Corp. 5.25% 1/15/2033		21,582	22,470
Lockheed Martin Corp. 5.70% 11/15/2054		10,372	11,263
Lockheed Martin Corp. 5.90% 11/15/2063		4,496	4,981
Masco Corp. 1.50% 2/15/2028		5,606	4,665
Masco Corp. 2.00% 2/15/2031		3,569	2,771
Norfolk Southern Corp. 2.55% 11/1/2029		3,485	3,017
Norfolk Southern Corp. 3.40% 11/1/2049		2,406	1,792
Norfolk Southern Corp. 3.05% 5/15/2050		3,876	2,672
Norfolk Southern Corp. 4.55% 6/1/2053		10,986	9,790
Otis Worldwide Corp. 2.056% 4/5/2025		4,114	3,857
Otis Worldwide Corp. 2.565% 2/15/2030		8,015	6,837
Otis Worldwide Corp. 3.112% 2/15/2040		5,000	3,765
Raytheon Technologies Corp. 1.90% 9/1/2031		53,711	42,807
Raytheon Technologies Corp. 2.375% 3/15/2032		12,140	9,974
Raytheon Technologies Corp. 3.125% 7/1/2050		13,901	10,038
Raytheon Technologies Corp. 2.82% 9/1/2051		10,450	7,183
Raytheon Technologies Corp. 3.03% 3/15/2052		5,000	3,515
Republic Services, Inc. 2.375% 3/15/2033		10,620	8,606
Union Pacific Corp. 3.15% 3/1/2024		21,052	20,674
Union Pacific Corp. 3.75% 7/15/2025		388	382
Union Pacific Corp. 2.40% 2/5/2030		3,000	2,590
Union Pacific Corp. 2.80% 2/14/2032		11,275	9,829
Union Pacific Corp. 2.891% 4/6/2036		49,415	39,974
Union Pacific Corp. 3.375% 2/14/2042		4,360	3,541
Union Pacific Corp. 4.30% 3/1/2049		12,301	10,748
Union Pacific Corp. 3.25% 2/5/2050		424	318
Union Pacific Corp. 2.95% 3/10/2052		6,296	4,411
Union Pacific Corp. 3.50% 2/14/2053		6,170	4,822
Union Pacific Corp. 3.95% 8/15/2059		1,410	1,133
Union Pacific Corp. 3.839% 3/20/2060		8,087	6,409
Union Pacific Corp. 3.75% 2/5/2070		2,443	1,826
Union Pacific Corp. 3.799% 4/6/2071		10,530	7,986
United Technologies Corp. 3.95% 8/16/2025		2,000	1,968
United Technologies Corp. 4.125% 11/16/2028		9,295	9,016
Waste Management, Inc. 4.15% 4/15/2032		14,230	13,725
			853,255

Information technology 5.17%
Adobe, Inc. 1.90% 2/1/2025		7,105	6,750
Adobe, Inc. 2.15% 2/1/2027		25,694	23,609
Adobe, Inc. 2.30% 2/1/2030		13,520	11,646
Analog Devices, Inc. 2.10% 10/1/2031		6,258	5,135
Analog Devices, Inc. 2.80% 10/1/2041		4,230	3,194
Analog Devices, Inc. 2.95% 10/1/2051		7,728	5,526

Capital Group Central Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Apple, Inc. 3.35% 8/8/2032	USD	30,000	$27,724
Apple, Inc. 3.95% 8/8/2052		40,838	35,844
Broadcom Corp. 3.875% 1/15/2027		14,083	13,340
Broadcom Corp. 3.50% 1/15/2028		3,000	2,746
Broadcom, Inc. 4.00% 4/15/2029[2]		3,863	3,527
Broadcom, Inc. 4.75% 4/15/2029		11,650	11,171
Broadcom, Inc. 4.15% 11/15/2030		17,050	15,331
Broadcom, Inc. 4.30% 11/15/2032		9,741	8,680
Broadcom, Inc. 3.419% 4/15/2033[2]		20,000	16,268
Broadcom, Inc. 3.469% 4/15/2034[2]		68,046	54,081
Broadcom, Inc. 3.137% 11/15/2035[2]		7,158	5,311
Broadcom, Inc. 3.187% 11/15/2036[2]		10,500	7,658
Broadcom, Inc. 3.50% 2/15/2041[2]		9,181	6,651
Broadcom, Inc. 3.75% 2/15/2051[2]		31,883	22,554
Fidelity National Information Services, Inc. 2.25% 3/1/2031		5,450	4,351
Fiserv, Inc. 3.50% 7/1/2029		2,781	2,511
Fiserv, Inc. 2.65% 6/1/2030		5,541	4,695
Global Payments, Inc. 2.90% 5/15/2030		7,194	5,935
Global Payments, Inc. 2.90% 11/15/2031		9,667	7,678
Intuit, Inc. 1.35% 7/15/2027		5,000	4,355
Mastercard, Inc. 3.30% 3/26/2027		18,000	17,352
Mastercard, Inc. 3.35% 3/26/2030		17,519	16,352
Mastercard, Inc. 1.90% 3/15/2031		11,468	9,496
Mastercard, Inc. 3.85% 3/26/2050		1,980	1,734
Mastercard, Inc. 2.95% 3/15/2051		6,611	4,888
Microsoft Corp. 2.875% 2/6/2024		5,150	5,059
Microsoft Corp. 3.125% 11/3/2025		3,250	3,159
Microsoft Corp. 2.40% 8/8/2026		15,000	14,117
Microsoft Corp. 3.30% 2/6/2027		35,655	34,510
Microsoft Corp. 2.525% 6/1/2050		436	301
Microsoft Corp. 2.921% 3/17/2052		10,714	7,965
Oracle Corp. 2.30% 3/25/2028		4,224	3,663
Oracle Corp. 2.875% 3/25/2031		48,114	40,294
Oracle Corp. 3.60% 4/1/2040		7,345	5,526
Oracle Corp. 3.65% 3/25/2041		7,960	5,925
Oracle Corp. 3.60% 4/1/2050		41,974	29,269
Oracle Corp. 3.95% 3/25/2051		10,246	7,512
PayPal Holdings, Inc. 3.25% 6/1/2050		913	646
PayPal Holdings, Inc. 5.05% 6/1/2052		25,115	23,328
salesforce.com, inc. 1.95% 7/15/2031		8,925	7,277
salesforce.com, inc. 2.70% 7/15/2041		9,200	6,812
salesforce.com, inc. 2.90% 7/15/2051		10,588	7,371
ServiceNow, Inc. 1.40% 9/1/2030		66,449	51,819
VeriSign, Inc. 2.70% 6/15/2031		2,524	2,071
Visa, Inc. 3.15% 12/14/2025		8,000	7,708
Visa, Inc. 2.05% 4/15/2030		30,500	26,327
Visa, Inc. 1.10% 2/15/2031		19,758	15,519
Visa, Inc. 2.70% 4/15/2040		4,310	3,369
			675,640

Consumer discretionary 3.80%
Amazon.com, Inc. 3.80% 12/5/2024		10,000	9,872
Amazon.com, Inc. 1.50% 6/3/2030		7,522	6,124
Amazon.com, Inc. 3.60% 4/13/2032		42,571	39,709
Amazon.com, Inc. 4.70% 12/1/2032		15,130	15,276
Amazon.com, Inc. 2.50% 6/3/2050		11,324	7,413
Amazon.com, Inc. 3.10% 5/12/2051		10,000	7,308
Amazon.com, Inc. 2.70% 6/3/2060		15,230	9,653
American Honda Finance Corp. 1.20% 7/8/2025		2,546	2,327
Bayerische Motoren Werke AG 3.45% 4/12/2023[2]		18,715	18,621
Bayerische Motoren Werke AG 3.15% 4/18/2024[2]		19,510	19,046
Bayerische Motoren Werke AG 2.55% 4/1/2031[2]		4,438	3,722
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]		3,865	3,596
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		8,268	6,933
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		18,484	14,367
DaimlerChrysler North America Holding Corp. 2.70% 6/14/2024[2]		30,000	28,929
General Motors Company 5.40% 4/1/2048		3,167	2,736

Capital Group Central Corporate Bond Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 1.50% 6/10/2026	USD	22,441	$19,453
General Motors Financial Co. 2.35% 1/8/2031		6,555	5,068
General Motors Financial Co. 2.70% 6/10/2031		7,019	5,516
Home Depot, Inc. 2.50% 4/15/2027		3,400	3,157
Home Depot, Inc. 2.95% 6/15/2029		20,000	18,274
Home Depot, Inc. 2.70% 4/15/2030		2,180	1,932
Home Depot, Inc. 1.375% 3/15/2031		11,140	8,749
Home Depot, Inc. 5.95% 4/1/2041		7,500	8,222
Home Depot, Inc. 3.125% 12/15/2049		7,117	5,232
Home Depot, Inc. 3.35% 4/15/2050		1,060	807
Home Depot, Inc. 2.375% 3/15/2051		10,000	6,256
Home Depot, Inc. 4.95% 9/15/2052		6,710	6,651
Hyundai Capital America 1.50% 6/15/2026[2]		15,351	13,255
Hyundai Capital America 1.65% 9/17/2026[2]		22,825	19,638
Hyundai Capital America 2.375% 10/15/2027[2]		2,245	1,905
Hyundai Capital America 1.80% 1/10/2028[2]		1,048	857
Hyundai Capital America 2.00% 6/15/2028[2]		36,091	29,235
Hyundai Capital America 2.10% 9/15/2028[2]		9,874	7,988
Lowe’s Companies, Inc. 3.00% 10/15/2050		7,647	5,148
Lowe’s Companies, Inc. 5.625% 4/15/2053		11,518	11,551
Marriott International, Inc. 2.85% 4/15/2031		11,915	9,746
Marriott International, Inc. 2.75% 10/15/2033		4,750	3,662
McDonald’s Corp. 4.60% 9/9/2032		7,985	7,947
McDonald’s Corp. 4.60% 5/26/2045		1,962	1,783
McDonald’s Corp. 4.45% 3/1/2047		3,000	2,676
McDonald’s Corp. 3.625% 9/1/2049		4,467	3,473
McDonald’s Corp. 5.15% 9/9/2052		9,390	9,300
Morongo Band of Mission Indians 7.00% 10/1/2039[2]		5,000	5,355
Starbucks Corp. 3.10% 3/1/2023		10,000	9,961
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]		32,934	25,461
Toyota Motor Credit Corp. 0.681% 3/25/2024		9,735	9,221
Toyota Motor Credit Corp. 1.15% 8/13/2027		21,098	18,055
Toyota Motor Credit Corp. 2.15% 2/13/2030		4,122	3,504
Toyota Motor Credit Corp. 3.375% 4/1/2030		3,910	3,594
Toyota Motor Credit Corp. 1.65% 1/10/2031		4,807	3,833
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[2]		3,312	3,282
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]		1,550	1,533
			496,912

Real estate 2.85%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026		1,400	1,365
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		1,780	1,721
Alexandria Real Estate Equities, Inc. 4.50% 7/30/2029		285	270
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		12,168	10,630
American Tower Corp. 3.55% 7/15/2027		6,815	6,334
American Tower Corp. 1.50% 1/31/2028		30,000	24,796
American Tower Corp. 2.70% 4/15/2031		22,709	18,768
American Tower Corp. 2.30% 9/15/2031		14,460	11,466
American Tower Corp. 4.05% 3/15/2032		11,144	10,144
Corporate Office Properties, LP 2.25% 3/15/2026		8,540	7,505
Crown Castle International Corp. 2.50% 7/15/2031		5,874	4,798
Equinix, Inc. 2.625% 11/18/2024		8,452	8,050
Equinix, Inc. 2.90% 11/18/2026		7,466	6,829
Equinix, Inc. 1.55% 3/15/2028		6,290	5,233
Equinix, Inc. 3.20% 11/18/2029		11,707	10,276
Equinix, Inc. 2.15% 7/15/2030		7,728	6,198
Equinix, Inc. 2.50% 5/15/2031		23,173	18,681
Equinix, Inc. 3.00% 7/15/2050		17,343	11,262
Equinix, Inc. 3.40% 2/15/2052		6,828	4,813
Essex Portfolio, LP 2.55% 6/15/2031		10,132	8,124
Extra Space Storage, Inc. 2.35% 3/15/2032		4,563	3,475
GLP Capital, LP 3.35% 9/1/2024		1,865	1,785
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		10,244	8,480
Prologis, Inc. 4.625% 1/15/2033		25,000	24,478
Public Storage 2.30% 5/1/2031		2,792	2,313
Sun Communities Operating, LP 2.30% 11/1/2028		6,698	5,517
Sun Communities Operating, LP 2.70% 7/15/2031		36,970	28,794

Capital Group Central Corporate Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Sun Communities Operating, LP 4.20% 4/15/2032	USD	7,210	$6,227
VICI Properties, LP 4.75% 2/15/2028		36,173	34,139
VICI Properties, LP 4.95% 2/15/2030		25,255	23,908
VICI Properties, LP 5.125% 5/15/2032		54,074	50,790
VICI Properties, LP 5.625% 5/15/2052		5,452	4,933
Westfield Corp., Ltd. 3.50% 6/15/2029[2]		497	411
			372,513

Energy 2.20%
Baker Hughes Holdings, LLC 2.061% 12/15/2026		4,074	3,672
BP Capital Markets America, Inc. 2.772% 11/10/2050		10,111	6,712
Canadian Natural Resources, Ltd. 2.95% 1/15/2023		17,520	17,506
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		11,363	10,614
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		12,851	12,188
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		6,104	5,220
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		1,027	927
Chevron Corp. 1.554% 5/11/2025		1,950	1,824
Chevron Corp. 2.236% 5/11/2030		34,096	29,447
Chevron Corp. 3.078% 5/11/2050		7,101	5,311
Chevron USA, Inc. 0.687% 8/12/2025		4,896	4,440
Chevron USA, Inc. 1.018% 8/12/2027		6,577	5,697
Chevron USA, Inc. 3.25% 10/15/2029		4,050	3,766
Chevron USA, Inc. 2.343% 8/12/2050		1,497	976
ConocoPhillips 3.80% 3/15/2052		14,139	11,501
Continental Resources, Inc. 2.875% 4/1/2032[2]		4,172	3,151
Energy Transfer Operating, LP 5.00% 5/15/2050		4,935	4,075
EQT Corp. 5.70% 4/1/2028		5,613	5,614
Equinor ASA 3.70% 4/6/2050		3,550	2,908
Exxon Mobil Corp. 2.992% 3/19/2025		1,700	1,648
Exxon Mobil Corp. 2.61% 10/15/2030		1,850	1,637
Exxon Mobil Corp. 3.452% 4/15/2051		38,813	30,135
ONEOK, Inc. 5.85% 1/15/2026		4,085	4,145
ONEOK, Inc. 5.20% 7/15/2048		3,684	3,137
ONEOK, Inc. 7.15% 1/15/2051		5,140	5,330
Petróleos Mexicanos 6.50% 1/23/2029		3,863	3,253
Petróleos Mexicanos 6.70% 2/16/2032		16,073	12,457
Pioneer Natural Resources Company 2.15% 1/15/2031		8,353	6,752
Qatar Petroleum 3.125% 7/12/2041[2]		14,120	10,740
Shell International Finance BV 3.875% 11/13/2028		1,849	1,802
Shell International Finance BV 2.75% 4/6/2030		25,000	22,211
Shell International Finance BV 3.25% 4/6/2050		24,590	18,325
Shell International Finance BV 3.00% 11/26/2051		3,015	2,130
Total Capital International 3.127% 5/29/2050		17,208	12,459
Total SE 2.986% 6/29/2041		20,673	15,800
			287,510

Materials 1.50%
Anglo American Capital PLC 4.75% 3/16/2052[2]		6,897	5,736
Celanese US Holdings, LLC 6.379% 7/15/2032		12,650	12,065
Dow Chemical Co. 4.55% 11/30/2025		583	579
Dow Chemical Co. 4.80% 5/15/2049		15,281	12,981
Dow Chemical Co. 3.60% 11/15/2050		22,000	15,760
Ecolab, Inc. 2.70% 12/15/2051		6,383	4,131
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]		23,682	19,807
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]		28,343	22,302
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]		2,050	1,413
LYB International Finance III, LLC 4.20% 5/1/2050		8,601	6,461
LYB International Finance III, LLC 3.625% 4/1/2051		1,217	833
Mosaic Co. 4.05% 11/15/2027		537	513
Nutrien, Ltd. 1.90% 5/13/2023		1,152	1,134
Nutrien, Ltd. 5.90% 11/7/2024		8,384	8,485
Nutrien, Ltd. 5.00% 4/1/2049		985	905
Nutrien, Ltd. 3.95% 5/13/2050		6,043	4,763
Praxair, Inc. 1.10% 8/10/2030		32,375	25,058
Praxair, Inc. 2.00% 8/10/2050		6,029	3,477
Rio Tinto Finance (USA), Ltd. 2.75% 11/2/2051		13,039	8,861
Sherwin-Williams Company 2.95% 8/15/2029		8,148	7,169

Capital Group Central Corporate Bond Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sherwin-Williams Company 2.20% 3/15/2032	USD	8,365	$6,637
Sherwin-Williams Company 4.50% 6/1/2047		1,500	1,302
Sherwin-Williams Company 3.80% 8/15/2049		8,170	6,227
Sherwin-Williams Company 3.30% 5/15/2050		7,500	5,288
South32 Treasury (USA), Ltd. 4.35% 4/14/2032[2]		16,579	14,405
			196,292

Total corporate bonds, notes & loans			11,074,487

U.S. Treasury bonds & notes 8.58%
U.S. Treasury 8.58%
U.S. Treasury 0.125% 9/15/2023		12,922	12,466
U.S. Treasury 0.125% 12/15/2023		24,648	23,507
U.S. Treasury 0.375% 4/15/2024		2,253	2,127
U.S. Treasury 0.25% 5/15/2024		3,664	3,442
U.S. Treasury 3.25% 8/31/2024		69,723	68,334
U.S. Treasury 0.375% 9/15/2024		5,865	5,461
U.S. Treasury 0.75% 11/15/2024		7,447	6,946
U.S. Treasury 4.50% 11/30/2024		8,121	8,148
U.S. Treasury 1.00% 12/15/2024		33,542	31,387
U.S. Treasury 0.375% 4/30/2025		2,455	2,242
U.S. Treasury 4.50% 11/15/2025		183,160	185,284
U.S. Treasury 0.375% 11/30/2025		766	687
U.S. Treasury 0.375% 12/31/2025		3,936	3,527
U.S. Treasury 0.75% 5/31/2026		17,309	15,487
U.S. Treasury 0.875% 6/30/2026[4]		187,257	167,996
U.S. Treasury 0.75% 8/31/2026		59,976	53,322
U.S. Treasury 0.875% 9/30/2026		26,469	23,599
U.S. Treasury 1.125% 10/31/2026		32,115	28,865
U.S. Treasury 3.875% 11/30/2027		143,513	144,161
U.S. Treasury 3.875% 11/30/2029		8,014	8,092
U.S. Treasury 4.125% 11/15/2032		201,271	209,394
U.S. Treasury 4.25% 5/15/2039[4]		40,477	42,760
U.S. Treasury 4.00% 11/15/2042		32,860	33,063
U.S. Treasury 3.00% 8/15/2052		47,263	40,556
			1,120,853

Asset-backed obligations 0.93%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,5]		11,362	9,661
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,5]		9,422	8,352
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,5]		720	599
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,5]		6,735	5,819
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,5]		115,166	97,592
			122,023

Bonds & notes of governments & government agencies outside the U.S. 0.10%
Panama (Republic of) 2.252% 9/29/2032		10,400	7,852
United Mexican States 4.40% 2/12/2052		3,610	2,786
United Mexican States 3.75% 4/19/2071		3,690	2,442
			13,080

Municipals 0.07%
California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		1,600	1,281
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		2,285	1,986
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		1,340	1,066
			4,333

Capital Group Central Corporate Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD	5,870	$4,994

Total municipals			9,327

Total bonds, notes & other debt instruments (cost: $14,049,978,000)			12,339,770

Short-term securities 5.48%		Shares
Money market investments 5.48%
Capital Group Central Cash Fund 3.94%[6,7]		7,171,780	717,106

Total short-term securities (cost: $717,025,000)			717,106
Total investment securities 99.87% (cost: $14,767,003,000)			13,056,876
Other assets less liabilities 0.13%			16,796

Net assets 100.00%			$13,073,672

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 11/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	3,843	March 2023	USD	789,196	$2,002
5 Year U.S. Treasury Note Futures	Long	4,177	March 2023		453,498	2,178
10 Year Ultra U.S. Treasury Note Futures	Short	8,776	March 2023		(1,050,103)	(5,897)
10 Year U.S. Treasury Note Futures	Short	10,715	March 2023		(1,216,152)	(5,448)
20 Year U.S. Treasury Bond Futures	Long	9,617	March 2023		1,221,359	476
30 Year Ultra U.S. Treasury Bond Futures	Long	2,344	March 2023		319,443	1,553
						$(5,136)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 11/30/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 11/30/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD	881,860	$(9,630)	$(1,811)	$(7,819)

Investments in affiliates7

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 5.48%
Money market investments 5.48%
Capital Group Central Cash Fund 3.94%[6]	$347,338	$2,761,811	$2,391,991	$(133)	$81	$717,106	$6,661

Capital Group Central Corporate Bond Fund	18

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,577,742,000, which represented 12.07% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $50,428,000, which represented .39% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 11/30/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Auth. = Authority

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	19

Financial statements

Statement of assets and liabilities	unaudited
at November 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,049,978)	$12,339,770
Affiliated issuers (cost: $717,025)	717,106	$13,056,876
Cash		51
Receivables for:
Sales of investments	71,673
Dividends and interest	105,313
Variation margin on futures contracts	6,760	183,746
		13,240,673
Liabilities:
Payables for:
Purchases of investments	154,824
Trustees’ deferred compensation	24
Variation margin on futures contracts	9,960
Variation margin on centrally cleared swap contracts	2,181
Other	12	167,001
Net assets at November 30, 2022		$13,073,672

Net assets consist of:
Capital paid in on shares of beneficial interest		$15,680,584
Total accumulated loss		(2,606,912)
Net assets at November 30, 2022		$13,073,672

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,590,768 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$13,073,672	1,590,768	$8.22

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	20

Financial statements (continued)

Statement of operations	unaudited
for the six months ended November 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$222,431
Dividends from affiliated issuers	6,661	$229,092
Fees and expenses:
Reports to shareholders	7
Trustees’ compensation	20
Auditing and legal	66
Custodian	29
Other	— *	122
Net investment income		228,970

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments:
Unaffiliated issuers	(512,480)
Affiliated issuers	(133)
Futures contracts	(19,891)
Swap contracts	(537)	(533,041)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(246,402)
Affiliated issuers	81
Futures contracts	(3,229)
Swap contracts	(9,592)	(259,142)
Net realized loss and unrealized depreciation		(792,183)

Net decrease in net assets resulting from operations		$(563,213)

*Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Six months ended November 30, 2022*	Year ended May 31, 2022
Operations:
Net investment income	$228,970	$394,738
Net realized loss	(533,041)	(208,509)
Net unrealized depreciation	(259,142)	(1,463,940)
Net decrease in net assets resulting from operations	(563,213)	(1,277,711)

Distributions paid or accrued to shareholders	(224,148)	(535,829)

Net capital share transactions	(432,517)	16,106,990

Total (decrease) increase in net assets	(1,219,878)	14,293,450

Net assets:
Beginning of period	14,293,550	100
End of period	$13,073,672	$14,293,550

*Unaudited.

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	21

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series II (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund (“the fund”). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Central Corporate Bond Fund	22

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Capital Group Central Corporate Bond Fund	23

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$11,074,487	$—	$11,074,487
U.S. Treasury bonds & notes	—	1,120,853	—	1,120,853
Asset-backed obligations	—	122,023	—	122,023
Bonds & notes of governments & government agencies outside the U.S.	—	13,080	—	13,080
Municipals	—	9,327	—	9,327
Short-term securities	717,106	—	—	717,106
Total	$717,106	$12,339,770	$—	$13,056,876

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,209	$—	$—	$6,209
Liabilities:
Unrealized depreciation on futures contracts	(11,345)	—	—	(11,345)
Unrealized depreciation on centrally cleared credit default swaps	—	(7,819)	—	(7,819)
Total	$(5,136)	$(7,819)	$—	$(12,955)

*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Capital Group Central Corporate Bond Fund	24

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Capital Group Central Corporate Bond Fund	25

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,391,051,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

Capital Group Central Corporate Bond Fund	26

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $539,517,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$6,209	Unrealized depreciation*	$11,345
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	7,819
			$6,209		$19,164

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(19,891)	Net unrealized depreciation on futures contracts	$(3,229)
Swap	Credit	Net realized loss on swap contracts	(537)	Net unrealized depreciation on swap contracts	(9,592)
			$(20,428)		$(12,821)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Capital Group Central Corporate Bond Fund	27

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,782
Post-October capital loss deferral*	(340,458)

*	This deferral is considered incurred in the subsequent year.

As of November 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$39,571
Gross unrealized depreciation on investments	(1,791,906)
Net unrealized depreciation on investments	(1,752,335)
Cost of investments	14,798,066

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended November 30, 2022			Year ended May 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class M	$224,148	$—	$224,148	$436,057	$99,772	$535,829

Capital Group Central Corporate Bond Fund	28

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $20,000 in the fund’s statement of operations reflects $21,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,601,000 and $33,614,000, respectively, which generated $3,084,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2022

Class M	$913,698	111,083	$224,148	27,159	$(1,570,363)	(192,602)	$(432,517)	(54,360)

Year ended May 31, 2022

Class M	$16,117,544	1,646,474	$535,828	55,210	$(546,382)	(56,566)	$16,106,990	1,645,118

Capital Group Central Corporate Bond Fund	29

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,624,165,000 and $3,275,423,000, respectively, during the six months ended November 30, 2022.

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Financial highlights

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets
Class M:
11/30/2022[3,4]	$8.69	$.14		$(.47)	$(.33)	$(.14)	$—	$(.14)	$8.22	(3.83)%[5]	$13,074		—%[6,7]		3.35%[7]
5/31/2022	10.00	.25		(1.23)	(.98)	(.24)	(.09)	(.33)	8.69	(10.08)	14,294		—	[6]	2.57
5/31/2021[3,8]	10.00	—	[9]	—	— [9]	—	—	—	10.00	.00	—	[10]	—		—	[5,6]

	Six months ended November 30,	Year ended May 31,
	2022[3,4,5]	2022	2021[3,8]
Portfolio turnover rate for all share classes[11]	54%	94%	—%[12]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Amount less than .01%.
[7]	Annualized.
[8]	Class M shares began investment operations on April 23, 2021.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	There was no turnover.

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	31

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2022, through November 30, 2022).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 6/1/2022	Ending account value 11/30/2022	Expenses paid during period[1]	Annualized expense ratio
Class M – actual return	$1,000.00	$961.67	$0.002	—%[3]
Class M – assumed 5% return	1,000.00	1,025.07	0.002	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Capital Group Central Corporate Bond Fund	32

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Capital Group Central Corporate Bond Fund	33

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Corporate Bond Fund files a complete list of its portfolio holdings for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES II

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama____________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2023

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 31, 2023